Legal and administrative proceedings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Legal and administrative proceedings

27. Legal and administrative proceedings

The Company is a defendant in numerous legal and administrative actions in the ordinary course of business, including civil, tax, environmental and labor proceedings.

The Company makes use of estimates to recognize the amounts and the probability of outflow of resources, based on reports and technical assessments and on management’s assessment. Provisions are recognized for probable losses of which a reliable estimate can be made.

Arbitral, legal and administrative decisions against the Company, new jurisprudence and changes of existing evidence can result in changes regarding the probability of outflow of resources and on the estimated amounts, according to the assessment of the legal basis.

The lawsuits related to Brumadinho event (note 25) and the Samarco dam failure (note 26) are presented in its specific notes to these financial statements and, therefore, are not disclosed below.

a) Provision for legal and administrative proceedings

Effects in income statements

Year ended December 31,	2025	2024	2023
Tax litigations	57	80	(8)
Civil litigations	(21)	29	70
Labor litigations	171	191	167
Environmental litigations	31	3	–
Total	238	303	229

Changes in the provisions in the year

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2024	201	290	482	40	1,013
Additions and reversals, net	57	(21)	171	31	238
Payments	(33)	(178)	(102)	(30)	(343)
Indexation and interest	48	31	43	1	123
Transfer to held for sale and payables taxes	(79)	(5)	–	(27)	(111)
Translation adjustment	23	33	63	4	123
Balance as of December 31, 2025	217	150	657	19	1,043

The Company has considered all information available to assess the likelihood of an outflow of resources and in the preparation of the estimate of the costs that may be required to settle the obligations.

Tax litigations – The Company is party to several administrative and legal proceedings related mainly to the incidence of Brazilian federal contributions ("PIS" and "COFINS"), Value-added tax ("ICMS") and other taxes. The tax litigation related to income taxes is presented in note 5(d).

Civil litigations – Refers to lawsuits for: (i) indemnities for losses, payments and contractual fines due to contractual imbalance or non-compliance that are alleged by suppliers, and (ii) land claims referring to real estate Vale's operational activities.

Labor litigations – Refers to lawsuits for claims by in-house employees and service providers, primarily involving demands for additional compensation for overtime work, moral damages or health and safety conditions.

Environmental litigations – Refers mainly to proceedings for environmental damages and issues related to environmental licensing.

b) Contingent liabilities

December 31,	2025	2024
Tax litigations	7,218	5,995
Civil litigations	2,111	1,274
Labor litigations	376	292
Environmental litigations	1,201	1,050
Total	10,906	8,611

The significant contingent liabilities for which the likelihood of loss is considered possible are discussed below.

Tax proceedings - Financial compensation for the exploration of mineral resources (“CFEM”)

The Company is engaged in numerous administrative and judicial proceedings related to the mining royalty known as CFEM. These proceedings arise from assessments by the Brazilian National Mining Agency (“Agência Nacional de Mineração – ANM”, former “DNPM”), which main discussions involve the deduction of taxes, insurance and transportation costs indicated in the corresponding invoice of CFEM payments, in addition to CFEM charges on pellet sales and the revenues from sales made by our foreign subsidiaries. The Company estimates the possible losses resulting from these proceedings to be US$2,301 as of December 31, 2025 (December 31, 2024: US$1,835).

Tax proceedings – PIS/COFINS

The Company is a party to several claims related to the alleged misuse of PIS and COFINS credits (federal taxes levied on the companies’ gross revenue). Brazilian tax legislation authorizes taxpayers to deduct PIS and COFINS tax credits, such as those referring to the acquisition of inputs for the production process and other items. The tax authorities mainly claim that (i) some credits were not related to the production process, and (ii) the right to use the tax credits was not adequately proven. The Company is discussing the afore mentioned charges related to credits determined as of 2002. The chances of loss related to these lawsuits classified as possible total US$2,824 as of December 31, 2025 (December 31, 2024: US$2,326).

Tax proceedings – Tax on Services (“ISS”)

The Company is party to several administrative and judicial proceedings related to the collection of ISS in several Brazilian municipalities. The tax authorities’ main allegations for those proceedings are: (i) the tax basis used for computing the tax payable was incorrect; (ii) failure to pay ISS related to third-party property and business management services; and (iii) the incidence of ISS over own goods port handling services (“self-service”). As of December 31, 2025, the total amount of the possible loss is US$794 (December 31, 2024: US$739).

Tax proceedings – Value added tax on services and circulation of goods (“ICMS”)

The Company is engaged in several administrative and judicial proceedings relating to additional charges of ICMS by the tax authorities of different Brazilian states. In each of these proceedings, the tax authorities claim that (i) misuse of tax credit; (ii) the Company is required to pay the ICMS on acquisition of electricity (iii) operations related to the collection of tax rate differential (“DIFAL”) and (iv) incidence of ICMS on its own transportation. The total amount classified as a possible loss is US$533 as of December 31, 2025 (December 31, 2024: US$389).

Civil litigations – Notices of Infraction issued by the National Mining Agency (“ANM”)

In 2026 (subsequent event), Vale received notices of infraction issued by the National Mining Agency (ANM) related to the Pico mine in Itabirito (MG), the Mar Azul mine in Nova Lima (MG), and the overflow that occurred at Pit 18 of the Fábrica Mine in Congonhas (MG), seeking the imposition of fines in the amounts of US$23, US$211 and US$74, respectively, based on alleged violations under ANM resolutions. The Company will submit administrative defenses contesting these notices, and the likelihood of loss was classified as possible.

Civil litigations - Public civil action in the Tamanduá Mine

In August 2025, the Brazilian Federal Attorney General’s Office filed a public civil action against Vale in the Brazilian Federal Regional Court of the 6th Region, based on the grounds of alleged mining in an area outside the boundaries of the Tamanduá Mine, located in Nova Lima (MG). The claim amount is US$381, and the risk of loss in this proceeding was classified as possible as of December 31, 2025.

Environmental litigations – Water overflow at Fabrica mine

In February 2026 (subsequent event), Vale received ten notices of infraction issued by the National Mining Agency (“ANM”) in connection with the overflow that occurred at the Fábrica Mine in January 2026 (subsequent event), seeking the imposition of fines in the total amount of R$409 (US$74 million) based on alleged violations under ANM Resolution 223/2025. The Company will submit administrative defenses contesting these notices, and the likelihood of loss is assessed as possible.

Environmental litigations – Iron ore operations in Itabira

The Company is a party to two lawsuits filed by the municipality of Itabira, in the state of Minas Gerais. The first is a public civil action filed by the municipality of Itabira in August 1996, alleging that Vale's iron ore operations in Itabira caused environmental, social, and alleged environmental degradation damages to the site, and requesting the immediate recovery of the affected ecological complex and the implementation of compensatory environmental programs in the region. In the second action, filed in September 1996, the municipality of Itabira claims the right to be reimbursed for expenses incurred in relation to public services provided as a result of mining activities. The damages claimed, updated since the date of the action, total US$573 on December 31, 2025 (2024: US$460). Both actions are in the procedural instruction phase, and the Company has assessed the risk of loss as possible.

Environmental litigations – Public Civil Action of Maravilhas II and III and Forquilhas V

The Company is a party to public civil actions filed by the Public Prosecutor's Office of the State of Minas Gerais and the municipality of Jeceaba requesting the suspension of tailings disposal in the Maravilhas II and III dam (Vargem Grande complex) and Forquilhas V (Fábrica complex). The actions are ongoing, and evidence is awaited for subsequent judgment of the case. The Company considers the risk of loss to be possible. However, the amount of any losses resulting from the possible shutdown of these operations or compensation actions cannot be reliably estimated.

Environmental litigations – Proceeding related to the Tubarão Port

In July 2006, the National Association of Friends of the Environment (ANAMA) filed a class action against Vale, the State of Espírito Santo, the Environmental Institute of the State of Espírito Santo (IEMA), the Municipality of Vitória, the Federal Union, and the Brazilian Institute of Environment and Renewable Natural Resources (Ibama). ANAMA requested compensation for the pollution allegedly caused in the Metropolitan Region of the Municipality of Vitória and the suspension of the operating license. In 2018, the Company entered into an agreement that established investments to improve atmospheric emissions control at the Tubarão Port and pelletizing plants. This agreement should have halted the continuation of the lawsuit. However, despite the conclusions of the judicial technical evidence and the execution of the agreement, in November 2023, the court established that Vale should present additional technical evidence to assess the Company's contribution to the air quality of the metropolitan region of Vitória, in the state of Espírito Santo. The Company is defending these proceedings and considers the risk of loss to be possible. However, the amount of any losses resulting from the possible shutdown of these operations or compensation actions to prevent the suspension of the license cannot be reliably estimated.

Environmental litigations – Stella Banner Accident

In December 2020, the Federal Public Prosecutor's Office (MPF) filed a public civil action against Vale seeking compensation for the alleged environmental damages and reimbursement of expenses incurred by public authorities. In April 2022, the MPF filed a criminal action before the Federal Court against the captain of the carrier, Polaris, and Vale, for the alleged crime of pollution through the unauthorized discharge of oily waste. In November 2023, the court accepted the complaint for the alleged crime of pollution through the discharge of oil into the sea. The Company is defending these proceedings and considers the risk of loss to be possible. However, it is not yet possible to reliably estimate the amount of a potential loss.

c) Judicial deposits

December 31,	2025	2024
Tax litigations	386	338
Civil litigations	156	78
Labor litigations	97	110
Environmental litigations	12	11
Total	651	537

d) Guarantees contracted for legal proceedings

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$3.5 billion (December 31, 2024: US$2.9 billion) in guarantees for its lawsuits, as an alternative to judicial deposits.

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made. The provision is recorded an expense in the income statement.

Provisions are recognized and subsequently measured at the best estimate of the expenditures required to settle the Company's obligation.

This obligation is updated based on the developments of the judicial/administrative process or interest accretion and can be reversed if the expectation of loss is not considered probable due to changes in circumstances or when the obligation is settled.

Contingent assets are disclosed when the related economic benefits are probable and are only recognized in the financial statements in the period in which their realization is virtually certain.

Critical accounting estimates and judgments
Legal and administrative proceedings are contingent by nature, that is, it will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential outcomes of future events.